Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Assets Pledged As Security [Abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2021	2020
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,580	985
Loans and advances to banks	478	804
Loans and advances to customers – securitisations and covered bonds (See Note 14)	19,432	31,138
Loans and advances to customers – other	41,953	23,690
Other financial assets at amortised cost	—	648
Financial assets at fair value through other comprehensive income	4,435	5,677
Total on-balance sheet	67,878	62,942
Total off-balance sheet	14,449	24,701

Schedule of Collateral Held as Security For Assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2021	2020
	£m	£m
On-balance sheet:
Deposits by banks	941	2,071
Total on-balance sheet	941	2,071
Total off-balance sheet	18,240	31,043